INCOME TAX (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Deductible temporary differences		$ 28	$ 29
Israel
Income Tax [Line Items]
Corporate tax rate		24.00%	25.00%	26.50%
Israel | Forecast
Income Tax [Line Items]
Corporate tax rate	23.00%
Israel | Net operating losses carried forward
Income Tax [Line Items]
Deferred tax assets		$ 76
U.S.
Income Tax [Line Items]
Corporate tax rate		34.00%
U.S. | Forecast
Income Tax [Line Items]
Corporate tax rate	21.00%
U.S. | Net operating losses carried forward
Income Tax [Line Items]
Deferred tax assets		$ 10